Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Financial assets measured at fair value on a recurring basis as of December 31, 2020 included the following:

As of December 31, 2020	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€65,111	€65,111	€—
Short-term investments
Term deposits	9,448	—	9,448
Total	€74,559	€65,111	€9,448

Financial assets measured at fair value on a recurring basis as of December 31, 2021 are classified using the fair value hierarchy in the table below:

As of December 31, 2021	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€19,922	€19,922	€—
Other long-term assets
Term deposits	1,351	—	1,351
Total	€21,273	€19,922	€1,351

We value our financial assets using quoted market prices or alternative pricing sources and models utilizing market observable inputs.
Money market funds are valued at the closing price reported by the fund sponsor from an actively traded exchange. These are included within cash equivalents as Level 1 measurements.
We hold term deposit investments with financial institutions. We classify our term deposits within Level 2 in the fair value hierarchy because they are valued at amortized cost, which approximates fair value. Term deposits with original maturity of more than three months but less than one year are classified as short-
term investments and those with original maturity of more than one year are classified as other long-term assets.Investments in term deposits with original maturity of more than one year are restricted by long-term obligations related to the new campus building.